AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of
Shares	SHORT-TERM INVESTMENTS — 89.1%	Value
39,685,233	Fidelity Investments Money Market Government Portfolio - Class I, 4.92%[1]	$39,685,233

Principal
Amount
$11,818,104	UMB Bank Demand Deposit, 0.01%[1,2]	11,818,104
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $51,503,337)	51,503,337

	TOTAL INVESTMENTS — 89.1%
	(Cost $51,503,337)	51,503,337
	Other Assets in Excess of Liabilities — 10.9%	6,323,252
	TOTAL NET ASSETS — 100.0%	$57,826,589

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value*	June 30, 2023	(Depreciation)
Commodity Futures
CME Live Cattle[1]	August 2023	43	2,824,142	3,047,410	$223,268
CMX Gold[1]	August 2023	3	599,520	578,820	(20,700)
CMX Silver[1]	September 2023	3	363,255	345,300	(17,955)
NYBOT Cocoa[1]	September 2023	4	126,440	134,120	7,680
NYBOT Sugar #11[1]	October 2023	107	3,119,435	2,731,153	(388,282)
NYMEX Platinum[1]	October 2023	2	95,520	91,320	(4,200)

Currency Futures
Brazil Real	August 2023	96	2,005,920	1,992,000	(13,920)
CME British Pound	September 2023	72	5,695,750	5,714,550	18,800
CME Euro	September 2023	9	1,214,663	1,232,213	17,550
CME Mexican Peso	September 2023	71	2,007,880	2,040,540	32,660
CME Swiss Franc	September 2023	32	4,468,600	4,505,400	36,800
Swedish Krona	September 2023	21	22,618,365	22,614,188	(4,177)

Index Futures
CAC 40 10 Euro	July 2023	19	1,375,220	1,410,985	35,765
CME E-mini S&P 500	September 2023	12	2,618,850	2,692,950	74,100
CME NASDAQ 100 E-Mini	September 2023	8	2,320,560	2,453,920	133,360
EUX DAX Index	September 2023	5	2,017,250	2,035,528	18,278
EUX Euro STOXX 50	September 2023	31	1,341,525	1,375,184	33,659
FTSE Taiwan	July 2023	47	2,726,470	2,715,660	(10,810)
IBEX 35	July 2023	18	1,679,040	1,722,645	43,605
ICF FTSE 100 Index	September 2023	23	1,762,490	1,727,000	(35,490)
MIL FTSE/MIB Index	September 2023	15	2,060,250	2,133,335	73,085
MSCI EAFE E-Mini	September 2023	11	1,167,595	1,185,525	17,930
SFE SPI 200 Index	September 2023	12	2,121,600	2,139,386	17,786
SGX Nikkei 225	September 2023	25	390,850,000	391,015,200	165,200
Total Long Contracts			457,180,340	457,634,332	453,992

Short Contracts
Commodity Futures
CBOT Rough Rice[1]	September 2023	(28)	(864,308)	(839,160)	25,148
CBOT Soybean Oil[1]	December 2023	(21)	(720,720)	(743,022)	(22,302)
CBOT Wheat[1]	September 2023	(22)	(766,150)	(716,100)	50,050
CME Lean Hogs[1]	August 2023	(17)	(632,145)	(629,680)	2,465
Euronext Rapeseed[1]	November 2023	(30)	(660,375)	(686,564)	(26,189)
ICE Canola[1]	November 2023	(133)	(1,884,674)	(1,940,645)	(55,971)
LME Primary Aluminum[1]	September 2023	(13)	(713,951)	(697,938)	16,013
LME Zinc[1]	September 2023	(10)	(598,550)	(597,312)	1,238
NYBOT Coffee 'C'[1]	September 2023	(16)	(1,145,400)	(954,000)	191,400
NYBOT Cotton #2[1]	December 2023	(20)	(820,162)	(803,700)	16,462
NYMEX NY Harbor ULSD[1]	August 2023	(4)	(418,384)	(411,197)	7,187
NYMEX Palladium[1]	September 2023	(1)	(146,320)	(122,200)	24,120
NYMEX WTI Crude Oil[1]	August 2023	(12)	(879,120)	(847,680)	31,440
SAFEX Sunflower Seed[1]	December 2023	(35)	(15,433,009)	(15,435,718)	(2,709)

Currency Futures
CME Japanese Yen	September 2023	(49)	(4,399,977)	(4,295,156)	104,821
Indian Rupee	July 2023	(179)	(10,904,680)	(10,895,730)	8,950

Index Futures
FTSE China A50	July 2023	(100)	(1,239,600)	(1,234,300)	5,300

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	September 2023	(49)	(10,046,586)	(9,963,844)	82,742
CBOT 5-Year U.S. Treasury Note	September 2023	(45)	(4,851,211)	(4,819,219)	31,992
CBOT 10-Year U.S. Treasury Note	September 2023	(77)	(8,782,812)	(8,644,453)	138,359
CBOT U.S. Long Bond	September 2023	(26)	(3,293,469)	(3,299,563)	(6,094)
CBOT Ultra Long-Term U.S. Treasury Bond	September 2023	(14)	(1,877,641)	(1,907,063)	(29,422)
EUX Euro-Bund	September 2023	(43)	(5,771,030)	(5,748,976)	22,054
EUX Euro-Buxl 30-Year Bond	September 2023	(8)	(1,088,640)	(1,119,369)	(30,729)
ICF Long Gilt	September 2023	(36)	(3,484,050)	(3,416,422)	67,628
MSE Canadian 10 Year Bond	September 2023	(36)	(4,486,680)	(4,429,615)	57,065
Total Short Contracts			(85,909,644)	(85,198,626)	711,018

TOTAL FUTURES CONTRACTS			371,270,696	372,435,706	$1,165,010

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.